Capital Lease Obligations	12 Months Ended
Dec. 31, 2013
Capital Lease Obligations [Abstract]
CAPITAL LEASE OBLIGATIONS

NOTE 8 – CAPITAL LEASE OBLIGATIONS

The Company has entered into lease commitments for equipment that meet the requirements for capitalization. The equipment has been capitalized and shown in equipment, furniture and leasehold improvements in the accompanying balance sheets.  The related obligations are also recorded in the accompanying balance sheets and are based upon the present value of the future minimum lease payments with interest rates ranging from 8.5% to 11.0%.

At December 31, 2013, future payments under capital leases are as follows over each of the next five fiscal years:

2014	$62,499
2015	39,741
2016	12,457
2017	-
2018	-
Total minimum lease payments	114,697
Less amounts representing interest	(12,347)
Present value of net minimum lease payments	102,350
Less current portion	(53,726)
Long-term capital lease obligation	$48,624